Note 8 - Capitalized Software Development (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Capitalized Software Development Costs [Table Text Block]
	June 30, 2019	December 31, 2018
Software development cost	$4,341,176	$4,066,427
Less: accumulated amortization	(2,951,993)	(2,610,991)
Less: Impairment of software development cost	(576,621)	(576,621)
Software development cost, net	$812,562	$878,815

	December 31, 2018	December 31, 2017
Software development cost	$4,066,427	$3,259,719
Less: accumulated amortization	(2,610,991)	(1,976,861)
Less: Impairment of software development cost	(576,621)	(256,310)
Software development cost, net	$878,815	$1,026,548